Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Discontinued operations [member]
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge net liability adjustment	$ 112	$ 153